LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP BlackRock Real Estate Fund Supplement Dated May 29, 2024 to the Summary Prospectus and Statutory Prospectus dated May 1, 2024

This Supplement updates certain information in the Summary Prospectus and Statutory Prospectus for the LVIP BlackRock Real Estate Fund (the “Fund”). You may obtain copies of the Fund’s Summary Prospectus or Statutory Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Effective immediately, all references to, and information regarding, Alastair Gillespie, in the Summary Prospectus and Statutory Prospectus, are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP BlackRock Real Estate Fund Supplement Dated May 29, 2024 to the Statement of Additional Information dated May 1, 2024

This Supplement updates certain information in the Statement of Additional Information (SAI) for the LVIP BlackRock Real Estate Fund (the “Fund”). You may obtain copies of the Fund’s SAI free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Effective immediately, all references to, and information regarding, Alastair Gillespie, in the SAI, are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE